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SEMIANNUAL REPORT


NORTHERN
VALUE FUND

SEPTEMBER 30,
2002

TRUST NORTHERN FOR A LIFETIME OF INVESTING
[NORTHERN FUNDS LOGO]


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                                                                      VALUE FUND

TABLE OF CONTENTS

























NOT FDIC INSURED

May lose value/No bank guarantee

This report has been prepared for the general information of Northern Funds Value Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds Value Fund prospectus, which contains more complete information about the Value Fund's investment policies, management fee and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.



     2        STATEMENT OF ASSETS AND LIABILITIES

     3        STATEMENT OF OPERATIONS

     4        STATEMENT OF CHANGES IN NET ASSETS

     5        FINANCIAL HIGHLIGHTS

     6        SCHEDULE OF INVESTMENTS

     8        NOTES TO THE FINANCIAL STATEMENTS







                                    NORTHER FUNDS SEMIANNUAL REPORT 1 VALUE FUND

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                                                                      VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES               SEPTEMBER 30, 2002 (UNAUDITED)



AMOUNTS IN THOUSANDS,                                                                   VALUE
EXCEPT PER SHARE DATA                                                                   FUND
-----------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                                   $3,335
Investments, at fair value                                                             $2,853
Dividend receivable                                                                         2
Receivable from investment adviser                                                          1
Prepaid and other assets                                                                    3
Total Assets                                                                            2,859
-----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued custody and accounting fees                                                         3
Accrued registration fees and other liabilities                                             1
Total Liabilities                                                                           4
-----------------------------------------------------------------------------------------------
Net Assets                                                                             $2,855
-----------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                                                          $3,716
Accumulated undistributed net investment loss                                              (1)
Accumulated undistributed net realized loss on
investments                                                                              (378)
Net unrealized depreciation on investments                                               (482)
Net Assets                                                                             $2,855
-----------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
AUTHORIZATION)                                                                            408

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
PER SHARE                                                                               $7.01





SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 2 VALUE FUND
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                                                                      VALUE FUND

STATEMENT OF OPERATIONS          SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                        VALUE
AMOUNTS IN THOUSANDS                                                                    FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                                                           $17
Interest income                                                                             1
Total Investment Income                                                                    18
-----------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                                   17
Administration fees                                                                         2
Custody and accounting fees                                                                27
Transfer agent fees                                                                         2
Registration fees                                                                           1
Professional fees                                                                           1
Other                                                                                       2
-----------------------------------------------------------------------------------------------
Total Expenses:                                                                            52
Less voluntary waivers of
investment advisory fees                                                                   (1)
Less expenses reimbursed by
investment adviser                                                                        (32)
Net Expenses                                                                               19
-----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                        (1)
-----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSES:
-----------------------------------------------------------------------------------------------
Net realized losses on investments                                                       (162)
Net change in unrealized appreciation
(depreciation) on investments                                                            (892)
Net Losses on Investments                                                              (1,054)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $(1,055)






SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 3 VALUE FUND
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                                                                      VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS           SIX MONTHS ENDED SEPTEMBER 30, 2002
                                      (UNAUDITED) OR PERIOD ENDED MARCH 31, 2002

                                                                VALUE FUND

                                                           SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                                         2002       2002 (1)
---------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                          $(1)         $(4)
Net realized losses on investments                          (162)        (216)
Net change in unrealized appreciation (depreciation)
on investments                                              (892)         410
Net Increase (Decrease) in Net Assets Resulting
from Operations                                           (1,055)         190
---------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                                   --        4,522
Shares redeemed                                              (24)        (778)
  Net Increase (Decrease) in Net Assets Resulting
  from Capital Share Transactions                            (24)       3,744
---------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (1,079)       3,934

NET ASSETS:

Beginning of period                                        3,934           --
End of period                                             $2,855       $3,934
---------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT LOSS                $(1)         $--


(1)  COMMENCED INVESTMENT OPERATIONS ON MAY 30, 2001.






SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 4 VALUE FUND
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                                                                      VALUE FUND

FINANCIAL HIGHLIGHTS

                                                                VALUE FUND

                                                        SIX MONTHS
                                                           ENDED       PERIOD
                                                         SEPT. 30,      ENDED
                                                           2002        MARCH 31
SELECTED PER SHARE DATA                                 (UNAUDITED)    2002 (3)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $9.58       $10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:

Net investment loss                                         --          (0.01)
Net realized and unrealized losses                         (2.57)       (0.41)
Total Loss from Investment Operations                      (2.57)       (0.42)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $7.01        $9.58
--------------------------------------------------------------------------------
TOTAL RETURN (1)                                          (26.83)%      (4.20)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                   $2,855       $3,934
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements                 1.10%        1.10%
Expenses, before waivers and
reimbursements                                              3.03%        4.13%
Net investment loss, net of waivers and
reimbursements                                             (0.04)%      (0.17)%
Net investment loss, before waivers and
reimbursements                                             (1.97)%      (3.20)%
Portfolio Turnover Rate                                    27.99%       50.07%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(3)  COMMENCED INVESTMENT OPERATIONS ON MAY 30, 2001.





SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 5 VALUE FUND
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                                                                      VALUE FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)

                                                        NUMBER      VALUE
                                                      OF SHARES     (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
AEROSPACE/DEFENSE - 2.9%
Engineered Support Systems, Inc.                         1,440       $82
--------------------------------------------------------------------------------
APPAREL - 4.2%
Liz Claiborne, Inc.                                      2,490        62
Quiksilver, Inc. *                                       2,500        57
--------------------------------------------------------------------------------
                                                                     119
--------------------------------------------------------------------------------
BANKS - 7.3%
Bank One Corp.                                           1,900        71
KeyCorp                                                  2,770        69
Wilmington Trust Corp.                                   2,360        68
--------------------------------------------------------------------------------
                                                                     208
--------------------------------------------------------------------------------
CHEMICALS - 2.1%
Valspar Corp.                                            1,600        60
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.5%
Cendant Corp. *                                          4,270        46
Pre-Paid Legal Services, Inc.*                           2,670        53
--------------------------------------------------------------------------------
                                                                      99
--------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.3%
Gillette (The) Co.                                       2,180        65
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.5%
CIT Group, Inc. *                                        2,600        47
Morgan Stanley                                           1,610        54
--------------------------------------------------------------------------------
                                                                     101
--------------------------------------------------------------------------------
ELECTRIC - 2.1%
Constellation Energy Group, Inc.                         2,400        60
--------------------------------------------------------------------------------
ELECTRONICS - 1.0%
Vishay Intertechnology, Inc. *                           3,380        30
--------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 1.1%
McDermott International, Inc. *                          5,240        32
--------------------------------------------------------------------------------
FOOD - 9.4%
Albertson's, Inc.                                        2,330        56
Archer-Daniels-Midland Co.                               5,568        70
Dean Foods Co. *                                         2,060        82
Smithfield Foods, Inc. *                                 3,950        62
--------------------------------------------------------------------------------
                                                                     270
--------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 2.8%
Patterson Dental Co. *                                   1,550        79
--------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 6.0%
Apria Healthcare Group, Inc. *                           3,170        75
Health Management Associates, Inc., Class A *            3,830        77
Impath, Inc. *                                           1,650       $21
--------------------------------------------------------------------------------
                                                                     173
--------------------------------------------------------------------------------
INSURANCE - 13.1%
Lincoln National Corp.                                   1,710        52
MGIC Investment Corp.                                    1,090        45
Old Republic International Corp.                         2,370        67
Protective Life Corp.                                    2,380        73
Prudential Financial, Inc. *                             2,340        67
RLI Corp.                                                1,290        69
--------------------------------------------------------------------------------
                                                                     373
--------------------------------------------------------------------------------
INTERNET - 2.6%
Freemarkets, Inc. *                                      4,260        21
Internet Security Systems, Inc. *                        4,350        54
--------------------------------------------------------------------------------
                                                                      75
--------------------------------------------------------------------------------
LEISURE TIME - 3.4%
Callaway Golf Co.                                        4,300        45
Royal Caribbean Cruises Ltd.                             3,300        52
--------------------------------------------------------------------------------
                                                                      97
--------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.8%
Dover Corp.                                              2,090        53
--------------------------------------------------------------------------------
MEDIA - 3.1%
Gemstar-TV Guide International, Inc. *                   8,680        22
Scripps (E.W.) Co., Class A                                950        66
--------------------------------------------------------------------------------
                                                                      88
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.7%
Tyco International Ltd.                                  5,400        76
--------------------------------------------------------------------------------
OIL & GAS - 6.8%
ConocoPhillips                                           1,290        60
Devon Energy Corp.                                       1,580        76
ENSCO International, Inc.                                2,300        57
--------------------------------------------------------------------------------
                                                                     193
--------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.9%
BJ Services Co. *                                        2,100        55
--------------------------------------------------------------------------------
PHARMACEUTICALS - 7.5%
 Cima Labs, Inc. *                                        3,130        79
 Express Scripts, Inc., Class A *                         1,330        73
 Perrigo Co. *                                            5,780        61
--------------------------------------------------------------------------------
                                                                     213
--------------------------------------------------------------------------------
PIPELINES - 2.6%
Equitable Resources, Inc.                              2,150        74






SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 6 VALUE FUND
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                                                                      VALUE FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2002 (UNAUDITED)
(CONTINUED)

                                                        NUMBER      VALUE
                                                      OF SHARES     (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3% - CONTINUED
RETAIL - 2.0%
O'Reilly Automotive, Inc. *                              2,000       $57
--------------------------------------------------------------------------------
SAVINGS & LOANS - 2.3%
Greenpoint Financial Corp.                               1,580        66
--------------------------------------------------------------------------------
SEMICONDUCTORS - 0.3%
Atmel Corp. *                                            9,460        10
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------------------
(Cost $3,290)                                                      2,808


                                                        PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.6%
Deutsche Bank, Grand Cayman,
Eurodollar Time Deposit
1.94%, 10/1/02                                             $45        45
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(Cost $45)                                                            45


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
--------------------------------------------------------------------------------
(Cost $3,335)                                                      2,853
OTHER ASSETS LESS LIABILITIES - 0.1%                                   2
--------------------------------------------------------------------------------
NET ASSETS-100.0%                                                 $2,855

*    NON-INCOME PRODUCING SECURITY.





SEE NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 7 VALUE FUND
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                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the "Trust") is a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Value Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund maintains its own investment objective.

Northern Trust Investments, Inc. ("NTI"), a subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser of the Fund. Northern Trust serves as custodian, fund accountant and transfer agent to the Fund. In addition, NTI and PFPC Inc. ("PFPC") serve as co-administrators to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. Fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon primary local market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of investment companies are valued at net asset value. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees.

B) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

C) EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund. Expenses that are not directly attributable to the Fund are typically allocated among the Fund and the other Northern Funds in proportion to their relative net assets.

D) DISTRIBUTION TO SHAREHOLDERS - Dividends from net investment income, if any, are declared annually and paid annually. Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to deferral of realized losses and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Fund's capital accounts.

E) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the taxable income and capital gains to the shareholders.

3. BANK LOANS

The Trust maintains a $50,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement


                                   NORTHERN FUNDS SEMIANNUAL REPORT 8 VALUE FUND
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bear interest at 0.45% above the NIBOR (New York Interbank Offering Rate).

The Fund had no borrowings under this agreement during the six months ended September 30, 2002.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to the Fund's daily net assets. For the six months ended September 30, 2002, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statement of Operations. The investment adviser also reimbursed the Fund as shown on the accompanying Statement of Operations to adhere to the expense limitations presented in the following table:

                 ANNUAL      ADVISORY
                ADVISORY    FEES AFTER    EXPENSE
                  FEES        WAIVERS   LIMITATIONS
-----------------------------------------------------
VALUE FUND        1.00%        0.95%        1.10%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

Northern Funds has a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with Northern Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of the Fund's daily net assets.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund, for the six months ended September 30, 2002, were as follows:

AMOUNTS IN THOUSANDS

                 PURCHASES         SALES
------------------------------------------
VALUE FUND        $1,023          $1,013

At September 30, 2002, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

AMOUNTS IN THOUSANDS

               UNREALIZED      UNREALIZED       NET        COST BASIS OF
              APPRECIATION   DEPRECIATION   APPRECIATION    SECURITIES
--------------------------------------------------------------------
VALUE FUND        $169          $(651)        $(482)          $3,335

6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Fund for the six-months ended September 30, 2002 were as follows:

AMOUNTS IN THOUSANDS

                             REINVESTMENT
                 SOLD        OF DIVIDENDS       REDEEMED      NET DECREASE
-------------------------------------------------------------------------------
VALUE FUND        -                -                3               3

Transactions of shares of the Fund for the period ended March 31, 2002 (Audited) were as follows:

AMOUNTS IN THOUSANDS

                             REINVESTMENT
                 SOLD        OF DIVIDENDS       REDEEMED      NET DECREASE
-------------------------------------------------------------------------------
VALUE FUND       507              -                96              411

7. CHANGE IN INDEPENDENT ACCOUNTANT

On June 19, 2002, based on the recommendation of the Audit Committee of Northern Funds (the "Trust"), the Board of Trustees selected Deloitte & Touche ("D&T") as the Trust's independent accountant for the fiscal year ending March 31, 2003. D&T replaces Arthur Andersen LLP("AA"), which served as the Trust's independent accountant for the fiscal year ended March 31, 2002 and prior years. The change from AA to D&T was made in connection with the Trust's annually required selection of auditors.

AA's reports on the Trust's financial statements for the period ended March 31, 2002 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the period ended March 31, 2002, and through June 19, 2002, there were no disagreements with AA on any matters of accounting principles or practices, financial statement disclosures, or auditing scope or procedures which, if not resolved to AA's satisfaction, would have caused AA to make reference to the subject matter of the disagreements in connection with its report on the Trust's financial statements for such years; and there were no reportable events as defined in Item 304(a) (1) (v) of Regulation S-K of the Securities Exchange Act of 1934.

During the period March 31, 2002, and through June 19, 2002, the Trust did not consult with D&T regarding the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements, or any other matters or reportable events as set forth in Items 304(a) (1) (v) of Regulation S-K.


                                   NORTHERN FUNDS SEMIANNUAL REPORT 9 VALUE FUND
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(C)2002 Northern Funds.
Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                  50 South LaSalle Street
                  P.O. Box 75986
                  Chicago, Illinois 60675-5986
                  800/595-9111
                  northernfunds.com

[NORTHERN FUNDS LOGO]